Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
April 30, 2023
GAI-NPRT3-0623
1.800339.119
Common Stocks - 95.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	735,500	30,967
Elisa Corp. (A Shares)	113,800	7,062
Verizon Communications, Inc.	780,074	30,290
		68,319
Entertainment - 1.5%
Activision Blizzard, Inc.	131,350	10,207
Nintendo Co. Ltd. ADR	1,120,600	11,834
The Walt Disney Co. (b)	472,190	48,399
Universal Music Group NV	1,876,200	40,955
Warner Music Group Corp. Class A	462,900	14,105
		125,500
Media - 2.7%
Comcast Corp. Class A	4,166,712	172,377
Interpublic Group of Companies, Inc.	1,650,531	58,973
		231,350
TOTAL COMMUNICATION SERVICES		425,169
CONSUMER DISCRETIONARY - 3.3%
Automobile Components - 0.4%
BorgWarner, Inc.	682,952	32,870
Hotels, Restaurants & Leisure - 1.5%
Amadeus IT Holding SA Class A (b)	611,800	43,000
Churchill Downs, Inc.	116,100	33,963
Domino's Pizza, Inc.	33,000	10,477
Marriott International, Inc. Class A	122,623	20,765
Starbucks Corp.	151,360	17,299
		125,504
Household Durables - 0.2%
GN Store Nord A/S (b)	48,000	1,277
Sony Group Corp. sponsored ADR	138,214	12,394
Whirlpool Corp.	31,894	4,452
		18,123
Specialty Retail - 0.9%
Lowe's Companies, Inc.	368,614	76,609
TJX Companies, Inc.	24,500	1,931
Williams-Sonoma, Inc.	11,200	1,356
		79,896
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	109,800	13,914
Puma AG	185,454	10,822
Tapestry, Inc.	3,700	151
Wolverine World Wide, Inc.	193,500	3,239
		28,126
TOTAL CONSUMER DISCRETIONARY		284,519
CONSUMER STAPLES - 5.6%
Beverages - 2.4%
Diageo PLC sponsored ADR (c)	230,611	42,778
Keurig Dr. Pepper, Inc.	1,453,600	47,533
Pernod Ricard SA	66,200	15,275
Remy Cointreau SA	41,547	7,181
The Coca-Cola Co.	1,472,010	94,429
		207,196
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	2,216
Sysco Corp.	737,336	56,583
Target Corp.	147,300	23,237
Walmart, Inc.	277,100	41,834
		123,870
Food Products - 0.0%
Lamb Weston Holdings, Inc.	29,660	3,316
Household Products - 0.4%
Colgate-Palmolive Co.	62,300	4,972
Kimberly-Clark Corp.	12,500	1,811
Procter & Gamble Co.	88,000	13,761
Spectrum Brands Holdings, Inc.	139,983	9,309
		29,853
Personal Care Products - 0.4%
Haleon PLC ADR (c)	3,363,511	29,834
Tobacco - 1.0%
Altria Group, Inc.	1,736,567	82,504
Philip Morris International, Inc.	8,800	880
		83,384
TOTAL CONSUMER STAPLES		477,453
ENERGY - 12.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	59,500	1,740
Oil, Gas & Consumable Fuels - 12.4%
Canadian Natural Resources Ltd.	535,615	32,639
Cenovus Energy, Inc. (Canada)	5,086,473	85,372
Energy Transfer LP	323,500	4,167
Enterprise Products Partners LP	221,500	5,828
Exxon Mobil Corp.	5,846,999	691,931
Hess Corp.	1,046,664	151,829
Imperial Oil Ltd.	1,138,126	58,013
Kosmos Energy Ltd. (b)	4,029,555	25,789
Phillips 66 Co.	78,887	7,810
		1,063,378
TOTAL ENERGY		1,065,118
FINANCIALS - 17.8%
Banks - 11.1%
Bank of America Corp.	7,261,336	212,612
JPMorgan Chase & Co.	603,275	83,397
M&T Bank Corp.	165,894	20,869
PNC Financial Services Group, Inc.	661,401	86,147
Truist Financial Corp.	1,610,132	52,458
U.S. Bancorp	1,360,437	46,636
Wells Fargo & Co.	11,348,570	451,106
		953,225
Capital Markets - 2.2%
Brookfield Asset Management Ltd. Class A	75,747	2,541
Brookfield Corp. Class A	324,202	10,524
Charles Schwab Corp.	28,500	1,489
CME Group, Inc.	4,500	836
Intercontinental Exchange, Inc.	12,600	1,373
KKR & Co. LP	558,852	29,658
Morgan Stanley	338,451	30,450
Northern Trust Corp.	920,453	71,943
Raymond James Financial, Inc.	402,070	36,399
S&P Global, Inc.	1,100	399
State Street Corp.	87,991	6,358
		191,970
Financial Services - 3.5%
Edenred SA	610,100	39,610
Essent Group Ltd.	236,223	10,032
Fidelity National Information Services, Inc.	488,632	28,692
Global Payments, Inc.	129,600	14,607
MasterCard, Inc. Class A	63,067	23,967
Radian Group, Inc.	322,868	7,836
Visa, Inc. Class A	735,775	171,237
		295,981
Insurance - 1.0%
American Financial Group, Inc.	40,800	5,007
Arthur J. Gallagher & Co.	34,200	7,116
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	68
Chubb Ltd.	114,356	23,050
Marsh & McLennan Companies, Inc.	168,770	30,411
Old Republic International Corp.	213,800	5,403
The Travelers Companies, Inc.	77,627	14,061
		85,116
TOTAL FINANCIALS		1,526,292
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	64,100	7,081
Becton, Dickinson & Co.	106,286	28,092
Boston Scientific Corp. (b)	1,327,296	69,179
GE Healthcare Holding LLC	602,736	49,027
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	981,851	20,737
Sonova Holding AG	24,692	7,785
		181,901
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	631,311	51,831
Cigna Group	373,954	94,719
CVS Health Corp.	770,212	56,464
Humana, Inc.	38,800	20,583
McKesson Corp.	275,534	100,361
UnitedHealth Group, Inc.	286,987	141,223
		465,181
Life Sciences Tools & Services - 0.5%
Danaher Corp.	164,103	38,878
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	2,064,236	137,829
Eli Lilly & Co.	101,848	40,318
GSK PLC sponsored ADR	1,665,128	59,995
Johnson & Johnson	630,389	103,195
Sanofi SA sponsored ADR	217,097	11,647
UCB SA	258,900	24,083
Viatris, Inc.	86,400	806
Zoetis, Inc. Class A	13,900	2,443
		380,316
TOTAL HEALTH CARE		1,066,276
INDUSTRIALS - 16.5%
Aerospace & Defense - 3.6%
Airbus Group NV (c)	371,100	51,967
General Dynamics Corp.	144,161	31,476
Huntington Ingalls Industries, Inc.	107,484	21,675
MTU Aero Engines AG	54,900	14,379
Raytheon Technologies Corp.	197,925	19,773
Safran SA	134,600	20,933
Textron, Inc.	111,400	7,457
The Boeing Co. (b)	662,720	137,037
		304,697
Air Freight & Logistics - 1.8%
DSV A/S	48,200	9,053
Expeditors International of Washington, Inc.	8,400	956
FedEx Corp.	119,674	27,259
United Parcel Service, Inc. Class B	658,099	118,333
		155,601
Building Products - 0.5%
A.O. Smith Corp. (c)	190,700	13,023
Johnson Controls International PLC	465,911	27,880
		40,903
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,475,800	53,603
Ritchie Bros. Auctioneers, Inc.	15,600	893
		54,496
Electrical Equipment - 1.1%
Acuity Brands, Inc.	138,815	21,847
AMETEK, Inc.	18,600	2,565
Hubbell, Inc. Class B	135,872	36,593
Regal Rexnord Corp.	146,800	19,107
Rockwell Automation, Inc.	19,318	5,475
Vertiv Holdings Co.	906,100	13,519
		99,106
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	757,509	42,663
Industrial Conglomerates - 4.3%
3M Co.	103,466	10,990
General Electric Co.	3,600,611	356,352
		367,342
Machinery - 1.9%
Allison Transmission Holdings, Inc.	307,000	14,979
Caterpillar, Inc.	35,023	7,663
Cummins, Inc.	57,976	13,627
Donaldson Co., Inc.	629,712	40,018
Epiroc AB (A Shares)	32,700	655
Flowserve Corp.	368,278	12,297
Fortive Corp.	292,388	18,447
Kardex AG	6,600	1,495
Nordson Corp.	115,027	24,881
Otis Worldwide Corp.	87,573	7,470
Stanley Black & Decker, Inc.	113,518	9,801
Westinghouse Air Brake Tech Co.	128,747	12,575
		163,908
Passenger Airlines - 0.0%
Copa Holdings SA Class A	30,400	2,746
Professional Services - 0.9%
Equifax, Inc.	89,623	18,676
Genpact Ltd.	546,971	24,368
RELX PLC (London Stock Exchange)	897,501	29,845
Robert Half International, Inc.	9,500	694
		73,583
Trading Companies & Distributors - 1.1%
Brenntag SE	74,700	6,073
Fastenal Co.	126,376	6,804
MSC Industrial Direct Co., Inc. Class A	16,600	1,506
Watsco, Inc. (c)	212,391	73,568
WESCO International, Inc.	27,500	3,960
		91,911
Transportation Infrastructure - 0.2%
Aena SME SA (a)(c)	84,400	14,220
TOTAL INDUSTRIALS		1,411,176
INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	106,364	18,038
IT Services - 0.3%
DXC Technology Co. (b)	112,900	2,693
IBM Corp.	191,142	24,162
Unisys Corp. (b)	805,430	2,585
		29,440
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	159,408	28,674
Applied Materials, Inc.	171,200	19,351
BE Semiconductor Industries NV	61,100	5,476
Intel Corp.	190,616	5,921
Lam Research Corp.	40,130	21,031
Marvell Technology, Inc.	1,240,486	48,974
Microchip Technology, Inc.	23,700	1,730
NVIDIA Corp. (d)	132,800	36,851
NXP Semiconductors NV	216,826	35,503
Qualcomm, Inc.	663,672	77,517
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	246,400	20,772
Teradyne, Inc.	78,000	7,128
		308,928
Software - 8.9%
Intuit, Inc.	132,800	58,957
Microsoft Corp.	1,973,082	606,249
Open Text Corp.	165,128	6,254
SAP SE sponsored ADR	593,245	80,248
Temenos Group AG	123,020	10,278
		761,986
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,685,512	285,998
FUJIFILM Holdings Corp.	62,600	3,263
Samsung Electronics Co. Ltd.	162,180	7,983
		297,244
TOTAL INFORMATION TECHNOLOGY		1,415,636
MATERIALS - 2.8%
Chemicals - 0.8%
DuPont de Nemours, Inc.	638,798	44,537
International Flavors & Fragrances, Inc.	35,300	3,423
LyondellBasell Industries NV Class A	75,300	7,124
PPG Industries, Inc.	54,322	7,619
Sherwin-Williams Co.	14,400	3,421
		66,124
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	2,061,100	50,080
Freeport-McMoRan, Inc.	2,221,812	84,229
Glencore PLC	6,710,600	39,610
		173,919
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	28,300	1,691
TOTAL MATERIALS		241,734
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	194,078	39,668
Crown Castle International Corp.	144,500	17,787
Equinix, Inc.	1,100	796
Public Storage	2,400	708
Simon Property Group, Inc.	426,660	48,349
		107,308
UTILITIES - 1.7%
Electric Utilities - 1.6%
Constellation Energy Corp.	47,813	3,701
Duke Energy Corp.	125,221	12,382
Entergy Corp.	142,463	15,326
Exelon Corp.	155,840	6,614
PG&E Corp. (b)	992,500	16,982
Southern Co.	1,055,066	77,600
		132,605
Multi-Utilities - 0.1%
Sempra Energy	74,096	11,521
TOTAL UTILITIES		144,126
TOTAL COMMON STOCKS (Cost $5,447,543)		8,164,807

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	154,800	7,819
Boston Scientific Corp. Series A, 5.50%	92,400	11,608
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,980)		19,427

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $7,660)	10,669	7,335

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $16,110)	13,918,119	5,434

Money Market Funds - 6.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (i)	362,199,606	362,272
Fidelity Securities Lending Cash Central Fund 4.88% (i)(j)	208,458,684	208,480
TOTAL MONEY MARKET FUNDS (Cost $570,752)		570,752

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $6,059,045)	8,767,755
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(205,229)
NET ASSETS - 100.0%	8,562,526

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
NVIDIA Corp.	Chicago Board Options Exchange	222	6,160	290.00	05/19/23	(104)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,187,000 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $6,160,000.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,434,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	16,110

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	214,836	852,145	704,709	10,043	-	-	362,272	0.9%
Fidelity Securities Lending Cash Central Fund 4.88%	-	588,022	379,542	262	-	-	208,480	0.6%
Total	214,836	1,440,167	1,084,251	10,305	-	-	570,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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